Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Current tax benefit
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred tax benefit
Federal	5,065,733	3,774,110
State	339,091	432,092
Change in valuation allowance	(5,404,824)	(4,206,202)
Deferred Income Tax Expense (Benefit)	0	0
Total tax expense	$ 0	$ 0